Asset Retirement Obligations	12 Months Ended
Mar. 31, 2012
Asset Retirement Obligations

13.    Asset Retirement Obligations

KONAMI has asset retirement obligations arising from the contractual requirements to perform certain asset retirement activities at the time that certain leasehold improvements relating primarily to the office and the health and fitness facilities are disposed of. The liability was initially measured at fair value and subsequently is adjusted for accretion expenses and changes in amount or timing of estimated cash flows. The corresponding asset retirement costs are capitalized as part of the carrying amount of related long-lived assets and depreciated over the assets’ useful life.

The following table presents the activity for asset retirement obligations for the years ended March 31, 2011 and 2012:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Balance at beginning of year	¥3,384	¥3,424	$41,660
Accretion expense	83	85	1,034
Liabilities settled	(271)	(478)	(5,816)
Additional liabilities incurred	111	458	5,572
Changes in estimates, including timing	117	(0)	(0)

Balance at end of year	¥3,424	¥3,489	$42,450